Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets, net

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Customer relationships	-	-	-
Non-compete agreements	17,400,000	17,400,000	2,408,038
Software copyright	8,955,000	8,955,000	1,239,309
Subtotal	26,355,000	26,355,000	3,647,347
Less: accumulated amortization	(19,638,751)	(20,011,875)	(2,769,503)
Intangible assets, net	6,716,249	6,343,125	877,844